Award Timing Disclosure	12 Months Ended
	Mar. 28, 2026	May 17, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards
The Compensation Committee approves all long-term incentive compensation for our Named Executive Officers. The Committee meets in mid-May each year to approve annual equity award grants to our Named Executive Officers, with individual grant values generally allocated between PSUs, RSUs and option awards (see "Fiscal 2026 Long-Term Incentive Award Types" beginning on page 30). This meeting is scheduled each year to occur at least two business days following the public release of the Company’s earnings results for the prior fiscal year, at which time the Company generally expects all material nonpublic information to have been disclosed publicly and its regular trading window for its first fiscal quarter to have opened. The Committee also has authority to approve off-cycle grants for Named Executive Officers, which typically occur in connection with a new hire and are structured such that the grant date coincides with the first business day of the month following the Committee’s approval of such awards. To the extent applicable, the Committee will evaluate the potential impact of material nonpublic information when considering prospective equity awards to Named Executive Officers and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
The Compensation Committee did not grant any equity awards to Named Executive Officers in fiscal 2026 during a period beginning four business days before, or one business day after (i) the filing of a periodic report on Form 10-Q or (ii) or the filing or furnishing of a current report on Form 8-K that discloses material non-public information. The Compensation Committee granted the following stock option awards to Named Executive Officers in fiscal 2026 during a period beginning four business days before, or one business day after the filing of a periodic report on Form 10-K, but subsequent to our earlier disclosure on May 8, 2025 of our fiscal 2025 earnings results on Form 8-K:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award($)(1)
Percentage change in the closing market price of the
securities underlying the award between the trading
day ending immediately prior to the filing of the
Company’s Form 10-K for the fiscal year ended
March 29, 2025 and the trading day beginning
immediately following the filing of the Company’s
Form 10-K for the fiscal year ended March 29, 2025(2)

Christopher A. Simon	May 16, 2025	46,342	$70.31	$1,504,968	(2.89)%
James C. D'Arecca	May 16, 2025	15,396	$70.31	$499,989	(2.89)%
Michelle L. Basil	May 16, 2025	14,626	$70.31	$474,983	(2.89)%
Frank W. Chan	May 16, 2025	12,317	$70.31	$399,998	(2.89)%
Roy Galvin	May 16, 2025	12,317	$70.31	$399,998	(2.89)%
(1)Rounded to nearest whole dollar and represents the grant date fair value of stock option awards calculated in accordance with FASB ASC Topic 718, Compensation - Stock Compensation. For more information see footnote 3 to the Summary Compensation Table beginning on page 38.
(2)The Company filed its Annual Report on Form 10-K for the fiscal year ended March 29, 2025 before market open on May 21, 2025.

Award Timing Method	The Compensation Committee approves all long-term incentive compensation for our Named Executive Officers. The Committee meets in mid-May each year to approve annual equity award grants to our Named Executive Officers, with individual grant values generally allocated between PSUs, RSUs and option awards (see "Fiscal 2026 Long-Term Incentive Award Types" beginning on page 30). This meeting is scheduled each year to occur at least two business days following the public release of the Company’s earnings results for the prior fiscal year, at which time the Company generally expects all material nonpublic information to have been disclosed publicly and its regular trading window for its first fiscal quarter to have opened. The Committee also has authority to approve off-cycle grants for Named Executive Officers, which typically occur in connection with a new hire and are structured such that the grant date coincides with the first business day of the month following the Committee’s approval of such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	o the extent applicable, the Committee will evaluate the potential impact of material nonpublic information when considering prospective equity awards to Named Executive Officers
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The Compensation Committee did not grant any equity awards to Named Executive Officers in fiscal 2026 during a period beginning four business days before, or one business day after (i) the filing of a periodic report on Form 10-Q or (ii) or the filing or furnishing of a current report on Form 8-K that discloses material non-public information. The Compensation Committee granted the following stock option awards to Named Executive Officers in fiscal 2026 during a period beginning four business days before, or one business day after the filing of a periodic report on Form 10-K, but subsequent to our earlier disclosure on May 8, 2025 of our fiscal 2025 earnings results on Form 8-K:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award($)(1)
Percentage change in the closing market price of the
securities underlying the award between the trading
day ending immediately prior to the filing of the
Company’s Form 10-K for the fiscal year ended
March 29, 2025 and the trading day beginning
immediately following the filing of the Company’s
Form 10-K for the fiscal year ended March 29, 2025(2)

Christopher A. Simon	May 16, 2025	46,342	$70.31	$1,504,968	(2.89)%
James C. D'Arecca	May 16, 2025	15,396	$70.31	$499,989	(2.89)%
Michelle L. Basil	May 16, 2025	14,626	$70.31	$474,983	(2.89)%
Frank W. Chan	May 16, 2025	12,317	$70.31	$399,998	(2.89)%
Roy Galvin	May 16, 2025	12,317	$70.31	$399,998	(2.89)%
(1)Rounded to nearest whole dollar and represents the grant date fair value of stock option awards calculated in accordance with FASB ASC Topic 718, Compensation - Stock Compensation. For more information see footnote 3 to the Summary Compensation Table beginning on page 38.
(2)The Company filed its Annual Report on Form 10-K for the fiscal year ended March 29, 2025 before market open on May 21, 2025
Christoper Simon [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher A. Simon
Underlying Securities | shares		46,342
Exercise Price | $ / shares		$ 70.31
Fair Value as of Grant Date | $		$ 1,504,968
Underlying Security Market Price Change		(0.0289)
James DArecca [Member]
Awards Close in Time to MNPI Disclosures
Name		James C. D'Arecca
Underlying Securities | shares		15,396
Exercise Price | $ / shares		$ 70.31
Fair Value as of Grant Date | $		$ 499,989
Underlying Security Market Price Change		(0.0289)
Michelle Basil [Member]
Awards Close in Time to MNPI Disclosures
Name		Michelle L. Basil
Underlying Securities | shares		14,626
Exercise Price | $ / shares		$ 70.31
Fair Value as of Grant Date | $		$ 474,983
Underlying Security Market Price Change		(0.0289)
Roy Galvin [Member]
Awards Close in Time to MNPI Disclosures
Name		Frank W. Chan
Underlying Securities | shares		12,317
Exercise Price | $ / shares		$ 70.31
Fair Value as of Grant Date | $		$ 399,998
Underlying Security Market Price Change		(0.0289)
Stewart Strong [Member]
Awards Close in Time to MNPI Disclosures
Name		Roy Galvin
Underlying Securities | shares		12,317
Exercise Price | $ / shares		$ 70.31
Fair Value as of Grant Date | $		$ 399,998
Underlying Security Market Price Change		(0.0289)